NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.3%
	ASSET MANAGEMENT - 5.8%
13,000	Sprott, Inc.	$ 856,830
69,000	WisdomTree, Inc.	939,090
		1,795,920
	BANKING - 7.9%
15,500	Bar Harbor Bankshares	500,185
3,710	City Holding Company	476,661
12,000	NBT Bancorp, Inc.	531,240
12,460	QCR Holdings, Inc.	976,615
		2,484,701
	BEVERAGES - 1.3%
197,000	Farmer Bros Company(a)	394,000

	COMMERCIAL SUPPORT SERVICES - 4.7%
16,000	Hackett Group, Inc. (The)	333,120
35,000	Legalzoom.com, Inc.(a)	387,800
13,000	V2X, Inc.(a)	747,500
		1,468,420
	CONSUMER SERVICES - 1.1%
19,000	Lincoln Educational Services Corporation(a)	357,390

	E-COMMERCE DISCRETIONARY - 2.6%
30,000	Liquidity Services, Inc.(a)	797,700

	ELECTRICAL EQUIPMENT - 9.0%
17,500	Allient, Inc.	794,150
53,000	LSI Industries, Inc.	1,215,289
3,500	OSI Systems, Inc.(a)	805,175
		2,814,614
	ENGINEERING & CONSTRUCTION - 7.2%
2,200	Comfort Systems USA, Inc.	1,547,436
4,300	VSE Corporation	698,320
		2,245,756

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	ENTERTAINMENT CONTENT - 5.2%
11,000	IMAX Corporation(a)	$ 314,160
39,000	Reservoir Media, Inc.(a)	307,320
22,400	Sphere Entertainment Company(a)	1,014,944
		1,636,424
	GAS & WATER UTILITIES - 0.9%
5,800	H2O America	292,146

	HOME CONSTRUCTION - 3.6%
9,500	Champion Homes, Inc.(a)	716,870
15,000	Interface, Inc.	400,800
		1,117,670
	HOUSEHOLD PRODUCTS - 3.8%
11,000	Central Garden & Pet Company(a)	400,730
29,000	Energizer Holdings, Inc.	799,240
		1,199,970
	INDUSTRIAL INTERMEDIATE PRODUCTS - 3.8%
10,500	AZZ, Inc.	1,185,345

	INDUSTRIAL SUPPORT SERVICES - 1.4%
16,000	EVI Industries, Inc.	443,840

	INTERNET MEDIA & SERVICES - 1.0%
10,000	Yelp, Inc.(a)	316,200

	LEISURE FACILITIES & SERVICES - 3.3%
60,000	Lucky Strike Entertainment Corporation	642,000
17,000	OneSpaWorld Holdings Ltd.	383,690
		1,025,690
	MACHINERY - 3.4%
5,000	Alamo Group, Inc.	1,057,300

	OIL & GAS PRODUCERS - 2.7%
4,900	Gulfport Energy Corporation(a)	852,747

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 3.0%
44,000	Helix Energy Solutions Group, Inc.(a)	$ 289,960
24,200	Thermon Group Holdings, Inc.(a)	641,784
		931,744
	REAL ESTATE OWNERS & DEVELOPERS - 0.8%
68,000	Mobile Infrastructure Corporation(a)	264,520

	RESIDENTIAL REIT - 2.5%
49,561	UMH Properties, Inc.	777,612

	RETAIL - DISCRETIONARY - 3.7%
3,800	Boot Barn Holdings, Inc.(a)	675,526
21,817	Shoe Carnival, Inc.	455,975
		1,131,501
	SEMICONDUCTORS - 3.3%
7,392	Axcelis Technologies, Inc.(a)	591,656
5,400	Silicon Motion Technology Corporation - ADR	430,272
		1,021,928
	SOFTWARE - 1.4%
31,000	Simulations Plus, Inc.	439,270

	SPECIALTY REIT - 2.8%
55,500	Postal Realty Trust, Inc., Class A	879,120

	STEEL - 1.4%
7,800	Commercial Metals Company	449,826

	TECHNOLOGY HARDWARE - 2.1%
42,000	Turtle Beach Corporation(a)	664,440

	TOBACCO & CANNABIS - 1.2%
43,000	Green Thumb Industries, Inc.(a)	373,666

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	TRANSPORTATION & LOGISTICS - 1.0%
12,500	Covenant Logistics Group, Inc.	$ 301,625

	TRANSPORTATION EQUIPMENT - 3.4%
18,000	Blue Bird Corporation(a)	1,051,020

	TOTAL COMMON STOCKS (Cost $17,704,113)	29,772,105

	SHORT-TERM INVESTMENT — 4.7%
	MONEY MARKET FUND - 4.7%
1,453,409	First American Treasury Obligations Fund, Class X, 4.20%(b) (Cost $1,453,409)	1,453,409

	TOTAL INVESTMENTS - 100.0% (Cost $19,157,522)	$ 31,225,514
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	6,366
	NET ASSETS - 100.0%	$ 31,231,880

ADR	- American Depositary Receipt
Ltd.	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2025.